STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Stock-based compensation expense

For the three and nine months ended September 30, 2020 and 2019, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Employee stock awards	$-	$-	$476,000	$303,200
Non-employee stock awards	-	800,000	2,577	834,388
Total stock-based compensation expense	-	800,000	478,577	1,137,588

For the years ended December 31, 2019 and 2018, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	2019	2018
Employee stock awards	$290,100	$143,900
Non-employee stock awards	834,388	6,800
Total sock-based compensation	$1,124,488	$150,700